Property and equipment and right-of-use assets - Carrying Amounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 7,693,869
Ending balance	6,526,937	$ 7,693,869
Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,000,357
Ending balance	5,287,258	6,000,357
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,693,512
Ending balance	1,239,679	1,693,512
Buildings | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	618,428
Ending balance	1,521,254	618,428
Transportation equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	88,252
Ending balance	51,197	88,252
Office and computer equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	965,536
Ending balance	645,017	965,536
Laboratory and testing equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,328,141
Ending balance	3,069,790	4,328,141
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,845,239	1,509,188
Additions from acquisitions		5,389,745
Foreign exchange impact	(505,350)	18,083
Additions	1,165,227	1,928,223
Reclassification
Disposals	(19,966)
Lease reassessments	225,761
Ending balance	9,710,911	8,845,239
Cost | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,680,440	1,039,445
Additions from acquisitions		4,925,481
Foreign exchange impact	(474,152)	18,083
Additions	1,165,227	697,431
Reclassification	0
Disposals	(19,966)
Lease reassessments	0
Ending balance	7,351,549	6,680,440
Cost | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,164,799	469,743
Additions from acquisitions		464,264
Foreign exchange impact	(31,198)	0
Additions	0	1,230,792
Reclassification
Disposals	0
Lease reassessments	225,761
Ending balance	2,359,362	2,164,799
Cost | Buildings | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	677,277	677,277
Additions from acquisitions		0
Foreign exchange impact	0	0
Additions	957,367	0
Reclassification	258,281
Disposals	(12,792)
Lease reassessments	0
Ending balance	1,880,133	677,277
Cost | Transportation equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	199,503	123,952
Additions from acquisitions		0
Foreign exchange impact	0	0
Additions	0	75,551
Reclassification
Disposals	(1,979)
Lease reassessments	0
Ending balance	197,524	199,503
Cost | Office and computer equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,082,065	238,216
Additions from acquisitions		220,698
Foreign exchange impact	(40,630)	1,419
Additions	198,953	621,732
Reclassification	(258,281)
Disposals	0
Lease reassessments	0
Ending balance	982,107	1,082,065
Cost | Laboratory and testing equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,721,595	0
Additions from acquisitions		4,704,783
Foreign exchange impact	(433,522)	16,664
Additions	8,907	148
Reclassification
Disposals	(5,195)
Lease reassessments	0
Ending balance	4,291,785	4,721,595
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,151,370)	(272,559)
Foreign exchange impact	101,237	(301)
Charge	(2,149,292)	(878,510)
Reclassification	0
Disposals	15,451
Ending balance	(3,183,974)	(1,151,370)
Accumulated depreciation | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(680,083)	(155,123)
Foreign exchange impact	99,494	(301)
Charge	(1,499,153)	(524,659)
Reclassification	0
Disposals	15,451
Ending balance	(2,064,291)	(680,083)
Accumulated depreciation | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(471,287)	(117,436)
Foreign exchange impact	1,743	0
Charge	(650,139)	(353,851)
Reclassification	0
Disposals	0
Ending balance	(1,119,683)	(471,287)
Accumulated depreciation | Buildings | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(58,849)	(36,781)
Foreign exchange impact	0	0
Charge	(54,541)	(22,068)
Reclassification	(258,281)
Disposals	12,792
Ending balance	(358,879)	(58,849)
Accumulated depreciation | Transportation equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(111,251)	(44,412)
Foreign exchange impact	0	0
Charge	(37,055)	(66,839)
Reclassification	0
Disposals	1,979
Ending balance	(146,327)	(111,251)
Accumulated depreciation | Office and computer equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(116,529)	(73,930)
Foreign exchange impact	9,168	(301)
Charge	(488,010)	(42,298)
Reclassification	258,281
Disposals	0
Ending balance	(337,090)	(116,529)
Accumulated depreciation | Laboratory and testing equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(393,454)	0
Foreign exchange impact	90,326	0
Charge	(919,547)	(393,454)
Reclassification	0
Disposals	680
Ending balance	$ (1,221,995)	$ (393,454)